Consolidated Statement of Cash Flow (Schedule of Changes in Working Capital Shown in the Consolidated Statement of Cash Flow) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Consolidated Statement Of Cash Flow [Abstract]
(Increase) Decrease in Inventories		$ (1,675)	$ 511	$ (2,031)
(Increase) Decrease in Trade receivables		(27,839)	3,423	(1,344)
Increase in Prepayments and other receivables and Other assets		(27,547)	(36,061)	(23,425)
Customer advance repayments	[1]		(10,000)	(10,000)
Security deposit utilised (granted) (Note 35.4)			15,600	(15,600)
Increase in Trade and other payables		14,807	20,169	27,122
Increase (decrease) in working capital		$ (42,254)	$ (6,358)	$ (25,278)

[1]	In December 2015, the Colombian subsidiary entered into a prepayment agreement with Trafigura under which GeoPark sells and deliver a portion of its Colombian crude oil production. Funds committed were repaid by the Group on a monthly basis through oil deliveries until December 2018.